Financial Income, Net	12 Months Ended
Dec. 31, 2020
Financial Income, Net
Financial Income, Net

(C.4) Financial Income, Net

€ millions	2020	2019	2018
Finance income	1,473	787	371
Thereof gains from financial assets at fair value through profit or loss	1,360	596	227
Finance costs	-697	-589	-418
Thereof interest expense from financial liabilities at amortized cost	-179	-207	-106
Thereof interest expense from financial liabilities at fair value through profit or loss	-76	-155	-206
 Financial income, net	776	198	-47